OTHER PAYABLES AND ACCRUED EXPENSES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
OTHER PAYABLES AND ACCRUED EXPENSES
Payable for purchase of plant and equipment	¥ 9,169		¥ 28,591
Salaries and bonus payable	4,724		5,778
Accrued interest	12,102		3,849
Other taxes payable	2,407		1,803
Deposits from others	2,434		13,225
Deferred government subsidies	1,039		1,693
Payable for penalty	12,812		6,968
Others	10,683		6,097
Other Payables and Accrued Expenses Current	¥ 55,374	$ 8,541	¥ 68,004